FINANCE LEASE RECEIVABLE	12 Months Ended
Dec. 31, 2019
FINANCE LEASE RECEIVABLE
FINANCE LEASE RECEIVABLE

8.     FINANCE LEASE RECEIVABLE

The Company entered into a sublease agreement which has been recognized as a finance lease. Finance lease receivables are presented in the statement of financial position as follows:

	December 31,	December 31,	December 31,
	2019	2018	2017

Current	$86,764	$—	$—
Non-current	138,690	—	—
	$225,454	$—	$—

The following is a detailed maturity analysis of the undiscounted finance lease receivables as at December 31, 2019:

Total
Less than 1 year	$105,404
1-2 years	105,404
2-3 years	43,918
3-4 years	—
4-5 years	—
Total undiscounted finance lease receivables	$254,726